SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Text block [abstract]
SHARE CAPITAL
12.	SHARE CAPITAL

(a)	Authorized capital
Unlimited common shares without par value.
Unlimited preferred shares without par value.
Share issuances for the year ended December 31, 2023:
On January 6, 2023, NexGen established an
at-the-market
equity program (the “ATM Program”) pursuant to the terms of an equity distribution agreement dated January 6, 2023 (the “January Sales Agreement”) with Virtu ITG Canada Corp., as Canadian agent, and Virtu Americas, LLC, as U.S. agent (together, the “Agents”), which allowed it to issue up to $250 million of common shares.
On December 11, 2023, NexGen updated its ATM Program in accordance with the terms of an equity distribution agreement dated December 11, 2023 (the “December Sales Agreement”) with Virtu ITG Canada Corp., as Canadian agent, and Virtu Americas, LLC, as U.S. agent (together, the “Agents”), which allowed it to issue up to $500 million of common shares. Concurrent with entering into the December Sales Agreement, the January Sales Agreement was terminated.
Prior to the termination of the January Sales Agreement, the Company issued 24,724,125 shares under the ATM Program at an average price of $7.36 per share for gross proceeds of $182,066 and recognized $6,890 of share issuance costs, consisting of commission fees of $3,704 and other transaction costs of $3,186. The share issuance costs have been presented net within share capital. The Company did not issue shares under the December Sales Agreement during the year ended December 31, 2023.
During the year ended December 31, 2023, the Company issued 8,608,816 shares on the exercise of stock options for gross proceeds of $26,349 (Note 12(b)). As a result of the exercises, $16,288 was reclassified from reserves to share capital.
On June 9, 2023, the Company issued 46,038 shares relating to the interest payment on the 2020 Debentures at a fair value of $270 (Note 10).
On September 22, 2023, the Company issued 634,615 shares relating to payment of the establishment fee for the 2023 Debentures at a fair value of $4,443 (Note 10).
On September 28, 2023, the Company issued 8,663,461 common shares relating to the conversion of the principal of the 2020 Debentures at a fair value of $72,773. In addition, 19,522 common shares were issued relating to the accrued and unpaid interest up to the date of conversion for the 2020 Debentures at a fair value of $164 (Note 10).
On December 11, 2023, the Company issued 113,803 shares relating to the interest payment on the 2023 Debentures at a fair value of $1,064 (Note 10).
Share issuances for the year ended December 31, 2022:
During the year ended December 31, 2022, the Company issued 3,247,332 shares on the exercise of stock options for gross proceeds of $10,001 (Note 12(b)). As a result of the exercises, $6,260 was reclassified from reserves to share capital.
On June 10, 2022, the Company issued 42,252 shares relating to the interest payment on the 2020 Debentures at a fair value of $251.
On December 9, 2022, the Company issued 42,328 shares relating to the interest payment on the 2020 Debentures at a fair value of $235.

(b)	Share options
Pursuant to the Company’s stock option plan, directors may, from time to time, authorize the issuance of options to directors, officers, employees and consultants of the Company, enabling them to acquire up to 20% of the issued and outstanding common shares of the Company.

The options can be granted for a maximum term of

10

years and are subject to vesting provisions as determined by the Board of Directors of the Company.
A summary of the changes in the share options is presented below:

	Options outstanding	Weighted average exercise price (C$)
At December 31, 2021	43,436,494	$3.69
Granted	9,744,729	5.47
Exercised	(3,247,332)	3.08
Expired	(65,000)	5.52
Forfeited	(230,001)	5.33
At December 31, 2022	49,638,890	$4.07
Granted	10,849,062	8.15
Exercised	(8,608,816)	3.06
Forfeited	(313,334)	5.51
At December 31, 2023 – Outstanding	51,565,802	$5.08
At December 31, 2023 – Exercisable	41,268,569	$4.52
The following table summarizes information about the exercisable share options outstanding as at December 31, 2023:

Number of share options outstanding	Number of share options exercisable	Exercise prices (C$)	Remaining contractual life (years)	Expiry date

500,000	500,000	2.27	0.22	March 21, 2024
250,000	250,000	2.22	0.24	March 27, 2024
2,900,000	2,900,000	1.92	0.45	June 12, 2024
188,679	188,679	1.59	0.63	August 16, 2024
3,400,000	3,400,000	1.59	0.98	December 24, 2024
3,875,000	3,875,000	1.80	1.45	June 12, 2025
4,766,666	4,766,666	3.24	1.95	December 11, 2025
250,000	250,000	5.16	2.13	February 16, 2026
250,000	250,000	4.53	2.25	April 1, 2026
8,330,000	8,330,000	5.84	2.44	June 10, 2026
6,781,666	6,781,666	5.44	2.96	December 14, 2026
94,277	47,139	5.76	3.05	January 18, 2027
3,370,000	2,240,014	5.31	3.63	August 17, 2027
55,452	27,726	5.41	3.76	October 4, 2027
5,905,000	3,925,013	5.57	3.97	December 18, 2027
300,000	100,000	6.55	4.09	January 31, 2028
4,795,000	1,598,333	6.99	4.65	August 22, 2028
39,062	-	7.68	4.76	October 4, 2028
5,515,000	1,838,333	9.33	4.95	December 11, 2028
51,565,802	41,268,569

The following weighted average assumptions were used for Black-Scholes valuation of the share options granted:

	For the year ended December 31,
	2023	2022
Expected stock price volatility	61.24%	62.38%
Expected life of options	5 years	5 years
Risk free interest rate	3.67%	2.87%
Expected forfeitures	0%	0%
Expected dividend yield	0%	0%
Weighted average fair value per option granted in period	$4.48	$3.01
Weighted average exercise price	$8.15	$5.47
Share-based payments for options vested for the year ended December 31, 2023 amounted to $44,009 (year ended December 31, 2022 – $41,510) of which $37,142 (year ended December 31, 2022 – $35,146) was expensed to the statement of net income (loss) and comprehensive income (loss) and $6,867 (year ended December 31, 2022 - $6,364) was capitalized to exploration and evaluation assets (Note 6).